RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unconsolidated affiliates	Dec. 31, 2011 Unconsolidated affiliates	Dec. 31, 2010 Unconsolidated affiliates	Mar. 31, 2010 Huntsman Foundation	Dec. 31, 2012 Huntsman Foundation item	Dec. 31, 2011 Huntsman Foundation	Mar. 24, 2010 Huntsman Foundation	Dec. 31, 2012 Jon M. Huntsman, executive chairman	Dec. 31, 2012 Jstar	Dec. 31, 2011 Jstar
RELATED PARTY TRANSACTIONS
Sales	$ 223,000,000	$ 180,000,000	$ 201,000,000	$ 223,000,000	$ 180,000,000	$ 201,000,000
Inventory purchases				565,000,000	465,000,000	369,000,000
Extension period of sublease													10 years
Monthly sublease payments before extension of lease term													193,000
Monthly sublease payments												115,000
Amount payable at the end of the lease term												13,800,000
Current lease term												10 years
Amount payable by the unrelated third party to the subsidiary												2,400,000
Appraised value of building donated										10,000,000
Annual lease payments	79,000,000	83,000,000	62,000,000				2,000,000
Operating lease payments during the period								2,000,000	2,000,000
Number of five-year extensions								2
Extension period of lease								5 years
Amount receivable on account of life insurance premium paid for related party											$ 2,000,000